Goldman Sachs Large Cap Value Insights Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Large Cap Value Insights Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 639
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,061
Expense Example, with Redemption, 10 Years	1,690
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	937
Expense Example, with Redemption, 10 Years	2,046
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	780
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,368
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	912
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,494
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	$ 768